Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (6,716)	$ (19,599)	$ (13,551)
Adjustments to profit and loss items:
Depreciation and amortization	1,303	1,272	1,238
Share-based compensation	1,940	1,946	1,673
Revaluation of warrants accounted at fair value	(8,310)	8,977	0
Issuance expenses of warrants through profit and loss	0	1,911	0
Revaluation of liabilities in respect of IIA grants	427	(132)	919
Revaluation of liabilities in respect of TEVA	468	533	590
Financing income and exchange differences of lease liability	257	(109)	188
Increase in severance pay liability, net	83	109	13
Other income	(211)	0	0
Financial income, net	(2,231)	(74)	(11)
Un-realized foreign currency loss (gain)	189	525	(137)
Adjustments to profit and loss items, total	(6,085)	14,958	4,473
Changes in asset and liability items:
Decrease (increase) in trade receivables	5,658	(7,582)	929
Decrease (increase) in inventories	(906)	(721)	257
Decrease (increase) in other receivables	(894)	364	(763)
Increase (decrease) in trade payables and accrued expenses	(594)	414	1,723
Increase (decrease) in other payables	(928)	281	(1,984)
Changes in asset and liability items, total	2,336	(7,244)	162
Net cash used in operating activities	(10,465)	(11,885)	(8,916)
Cash Flows from Investing Activities:
Purchase of property and equipment	(6,464)	(555)	(489)
Interest received	1,947	74	35
Proceeds from (investment in) short term bank deposits, net	(29,804)	0	4,002
Net cash (used in) provided by investing activities	(34,321)	(481)	3,548
Cash Flows from Financing Activities:
Repayment of leases liabilities	(778)	(701)	(693)
Proceeds from exercise of options	0		3
Proceeds from exercise of pre-funded warrants	0	10	0
Proceeds from issuance of shares and warrants, net	24,909	38,380	0
Repayment of IIA grants, net	(380)	(258)	(360)
Repayment of liabilities in respect of TEVA	(834)	(1,667)	0
Net cash provided by (used in) financing activities	22,917	35,764	(1,050)
Exchange rate differences on cash and cash equivalent balances	(160)	(549)	88
Increase (decrease) in cash and cash equivalents	(22,029)	22,849	(6,330)
Balance of cash and cash equivalents at the beginning of the year	33,895	11,046	17,376
Balance of cash and cash equivalents at the end of the year	11,866	33,895	11,046
Supplement disclosure of non-cash transactions:
ROU asset, net recognized with corresponding lease liability	6,825	117	155
Purchase of property and equipment	$ (1,011)	$ 0	$ 0